Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring

The following tables present information about the Company’s assets and liabilities that are measured at fair value on December 31, 2024 and 2023, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$5,417,489	$5,417,489	$—	$—
	December 31, 2023	Level 1	Level 2	Level 3
Assets
Marketable securities held in Trust Account	$7,921,818	$7,921,818	$—	$—